Cash and cash equivalents and restricted cash - Schedule of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Cash on hand	$ 14	$ 121
Bank deposits	181,560	201,217
Time deposits	22,674	45,031
Money market funds	41,830	88,061
Total cash and cash equivalents	$ 246,078	$ 334,430	$ 309,187